Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material non-public information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has typically granted such awards on a predetermined annual schedule.

Award Timing Method	We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false